TEMPLETON GLOBAL INVESTMENT TRUST
                        500 EAST BROWWARD BLVD., SUITE 2100
                         FORT LAUDERDALE, FL 33394-3091
                                tel 954-527-7500




August 3, 2005

Filed Via EDGAR (CIK #0000916488)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: Templeton Global Investment Trust
         File Nos. 33-73244 and 811-08226

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 28, 2005.


Sincerely yours,

Templeton Global
  Investment Trust


/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Secretary